Average Annual Total Returns - AMG FQ Global Risk-Balanced Fund	Feb. 01, 2021
Class Z
Average Annual Return:
1 Year	(6.61%)
5 Years	5.99%
10 Years	4.49%
Class N
Average Annual Return:
1 Year	(6.92%)
5 Years	5.55%
10 Years	4.01%
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	(7.05%)	[1]
5 Years	4.98%	[1]
10 Years	3.31%	[1]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(4.10%)	[1]
5 Years	4.11%	[1]
10 Years	2.86%	[1]
Class I
Average Annual Return:
1 Year	(6.68%)
5 Years	5.88%
10 Years	4.38%

[1]	The performance information shown is for Class N shares of the Fund, which is a change from last period. The performance information presented was changed to standardize performance information provided to investors across the AMG Funds Family of Funds.